INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAXES
Schedule of components of net deferred tax liability

Components of our net deferred tax liability are as follows (thousands):

	2015	2014
Deferred tax assets
Safe harbor lease receivables	$35,945	$38,218
Net operating loss carryforwards	152,936	131,935
Alternative minimum tax credit carryforwards	3,834	3,834
Deferred revenues	16,933	16,933
Colowyo Coal- coal contract intangible liability	2,341	3,547
Other	35,332	46,856
	247,321	241,323
Deferred tax liabilities
Basis differences- property, plant and equipment	160,494	152,497
Capital credits from other associations	38,663	36,790
Deferred debt prepayment transaction costs	66,020	69,266
Other	10,773	—
	275,950	258,553
Net deferred tax liability	$(28,629)	$(17,230)

Schedule of reconciliation of statutory federal income tax rate and effective tax rate

	2015	2014	2013
Federal income tax expense at statutory rate	35.00%	35.00%	35.00%
State income tax expense, net of federal benefit	2.63	2.63	2.63
Patronage exclusion	(37.63)	(37.63)	(37.63)
Asset retirement obligations	(0.58)	1.40	(6.74)
Postretirement medical actuarial gains and losses	(1.09)	2.44	0.18
Various book tax differences	2.84	4.52	8.93
Regulatory treatment of deferred taxes	(1.17)	(8.36)	(2.37)
Effective tax rate	0.00%	0.00%	0.00%